Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Impairment loss on financial assets		₩ 123,214	₩ 248,404
Impairment loss on financial assets, net	₩ 137,873	395,065
Bad debt expenses [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	74,781	173,694
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	81,353	100,920
Less: Recovery of impairment loss on financial assets	₩ (18,261)	(2,743)
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets		123,214
Held-to-maturity financial assets [member]
Disclosure of financial assets [line items]
Less: Recovery of impairment loss on financial assets		₩ (20)